Operating Loss	12 Months Ended
Dec. 31, 2019
Operating Loss [Abstract]
OPERATING LOSS

5.	OPERATING LOSS

The Group and Company's operating loss are stated after charging the following:

	Year Ended December 31,
	2019 $'000	2018 $'000	2016 $'000
License fee	553	662	662
Depreciation of Property, Plant and Equipment	5	13	13
Depreciation (Right-of-use asset)	245
Foreign exchange (gain)/losses	165	45	45
	967	720	720